Revenue From Contracts With Customers (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Schedule of Noninterest Income Separated by Revenue
	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2024	2023	2024	2023
Service charges and fees on deposit accounts	$1,134	$1,105	$2,252	$2,132
Interchange income	1,528	1,166	2,815	2,406
Investment commission income	190	172	388	368
Trust fee income	220	196	433	380
Other charges and fees for customer services	99	155	247	292
Noninterest income from contracts with customers within the scope of ASC 606	3,171	2,794	6,135	5,578
Noninterest income within the scope of other GAAP topics	912	691	1,999	1,578
Total noninterest income	$4,083	$3,485	$8,134	$7,156